Employee Benefits - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Maximum defer net employment income percentage	100.00%	100.00%
Accrued amount for employee contribution	$ 0	$ 0